Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Consolidated net income (loss)	$ 0.64	$ 0.64	$ 0.48